RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - Financial instruments subject to impairment - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loss Allowance	$ (16,477,722)	$ (15,761,546)
Total	277,052,663	294,027,788
Stage One
RISK MANAGEMENT
Loss Allowance	(3,854,240)	(3,017,368)
Total	257,785,019	273,229,318
Stage Two
RISK MANAGEMENT
Loss Allowance	(2,581,460)	(3,227,440)
Total	13,615,768	15,767,135
Stage Three
RISK MANAGEMENT
Loss Allowance	(10,042,022)	(9,516,738)
Total	5,651,876	5,031,335
Loans and Advances
RISK MANAGEMENT
Maximum exposure	253,951,647	269,923,739
Loans and Advances | Stage One
RISK MANAGEMENT
Maximum exposure	222,372,889	236,770,056
Loans and Advances | Stage Two
RISK MANAGEMENT
Maximum exposure	16,042,661	18,656,439
Loans and Advances | Stage Three
RISK MANAGEMENT
Maximum exposure	15,536,097	14,497,244
Commercial
RISK MANAGEMENT
Maximum exposure	134,687,396	143,537,853
Commercial | Stage One
RISK MANAGEMENT
Maximum exposure	120,773,927	126,530,862
Commercial | Stage Two
RISK MANAGEMENT
Maximum exposure	5,453,537	8,062,435
Commercial | Stage Three
RISK MANAGEMENT
Maximum exposure	8,459,932	8,944,556
Consumer
RISK MANAGEMENT
Maximum exposure	54,591,769	59,588,721
Consumer | Stage One
RISK MANAGEMENT
Maximum exposure	46,060,615	51,510,943
Consumer | Stage Two
RISK MANAGEMENT
Maximum exposure	4,407,067	5,288,921
Consumer | Stage Three
RISK MANAGEMENT
Maximum exposure	4,124,087	2,788,857
Mortgage
RISK MANAGEMENT
Maximum exposure	36,250,408	37,371,373
Mortgage | Stage One
RISK MANAGEMENT
Maximum exposure	32,210,648	34,067,734
Mortgage | Stage Two
RISK MANAGEMENT
Maximum exposure	2,628,654	1,997,270
Mortgage | Stage Three
RISK MANAGEMENT
Maximum exposure	1,411,106	1,306,369
Small Business Loans
RISK MANAGEMENT
Maximum exposure	1,145,017	1,328,076
Small Business Loans | Stage One
RISK MANAGEMENT
Maximum exposure	774,571	1,093,973
Small Business Loans | Stage Two
RISK MANAGEMENT
Maximum exposure	260,303	135,528
Small Business Loans | Stage Three
RISK MANAGEMENT
Maximum exposure	110,143	98,575
Financial Leases
RISK MANAGEMENT
Maximum exposure	27,277,057	28,097,716
Financial Leases | Stage One
RISK MANAGEMENT
Maximum exposure	22,553,128	23,566,544
Financial Leases | Stage Two
RISK MANAGEMENT
Maximum exposure	3,293,100	3,172,285
Financial Leases | Stage Three
RISK MANAGEMENT
Maximum exposure	1,430,829	1,358,887
Off Balance Sheet Exposures
RISK MANAGEMENT
Maximum exposure	39,578,738	39,865,595
Off Balance Sheet Exposures | Stage One
RISK MANAGEMENT
Maximum exposure	39,266,370	39,476,630
Off Balance Sheet Exposures | Stage Two
RISK MANAGEMENT
Maximum exposure	154,567	338,136
Off Balance Sheet Exposures | Stage Three
RISK MANAGEMENT
Maximum exposure	157,801	50,829
Financial Guarantees
RISK MANAGEMENT
Maximum exposure	12,691,198	11,624,914
Financial Guarantees | Stage One
RISK MANAGEMENT
Maximum exposure	12,533,868	11,399,726
Financial Guarantees | Stage Two
RISK MANAGEMENT
Maximum exposure	26,889	202,240
Financial Guarantees | Stage Three
RISK MANAGEMENT
Maximum exposure	130,441	22,948
Loan Commitments
RISK MANAGEMENT
Maximum exposure	26,887,540	28,240,681
Loan Commitments | Stage One
RISK MANAGEMENT
Maximum exposure	26,732,502	28,076,904
Loan Commitments | Stage Two
RISK MANAGEMENT
Maximum exposure	127,678	135,896
Loan Commitments | Stage Three
RISK MANAGEMENT
Maximum exposure	$ 27,360	$ 27,881